Business Acquisition - Additional Information (Details) - Huanqiuyimeng - CNY (¥)			12 Months Ended
	Mar. 31, 2021	Aug. 06, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Percentage of equity interest acquired			100.00%	100.00%
Shares issued for acquisition		9,360,000	9,360,000
Cash consideration			¥ 91,100,000
Consideration payable for business acquisition			71,483,973		¥ 15,000,000
Remaining consideration paid for business acquisition	¥ 4,642,082
Revenues of acquiree since acquisition date			91,422,138
Net loss of acquiree since acquisition date			¥ 24,291,035
Overseas art study services reporting unit
Business Acquisition [Line Items]
Goodwill acquired		¥ 176,046,647
Other educational services reporting unit
Business Acquisition [Line Items]
Goodwill acquired		24,432,148
Trademarks
Business Acquisition [Line Items]
Intangible assets		¥ 79,000,000
Amortization period of intangible assets		10 years
Non-compete arrangements
Business Acquisition [Line Items]
Intangible assets		¥ 56,000,000
Amortization period of intangible assets		6 years
Order backlogs
Business Acquisition [Line Items]
Intangible assets		¥ 4,000,000
Amortization period of intangible assets		1 year 4 months 24 days